BUSINESS COMBINATIONS - Disclosure of detailed information about cash outflow/inflow on the acquisition (Details) - Feb. 24, 2022 $ in Thousands, $ in Thousands	CAD ($)	USD ($)
Disclosure of detailed information about business combination [line items]
Cash paid	$ (125)	$ (100)